2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended				46 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2013
Accounting Policies [Abstract]
Net Income (Loss) Attributable to Parent (in Dollars)	$ (69,076)	$ (225,211)	$ 67,428	$ (123,185)	$ (350,044)
Tariff Rate Reduction		20.00%
Allowance for Doubtful Accounts Receivable, Write-offs (in Dollars)		150,000
Development Stage Enterprise, Deficit Accumulated During Development Stage (in Dollars)	$ 350,044	$ 280,968			$ 350,044